Expense Example	John Hancock ESG International Equity Fund - Classes A, I and R6 John Hancock ESG International Equity Fund Class A 1 year	John Hancock ESG International Equity Fund - Classes A, I and R6 John Hancock ESG International Equity Fund Class A 3 years	John Hancock ESG International Equity Fund - Classes A, I and R6 John Hancock ESG International Equity Fund Class A 5 years	John Hancock ESG International Equity Fund - Classes A, I and R6 John Hancock ESG International Equity Fund Class A 10 years	John Hancock ESG International Equity Fund - Classes A, I and R6 John Hancock ESG International Equity Fund Class I 1 year	John Hancock ESG International Equity Fund - Classes A, I and R6 John Hancock ESG International Equity Fund Class I 3 years	John Hancock ESG International Equity Fund - Classes A, I and R6 John Hancock ESG International Equity Fund Class I 5 years	John Hancock ESG International Equity Fund - Classes A, I and R6 John Hancock ESG International Equity Fund Class I 10 years	John Hancock ESG International Equity Fund - Classes A, I and R6 John Hancock ESG International Equity Fund Class R6 1 year	John Hancock ESG International Equity Fund - Classes A, I and R6 John Hancock ESG International Equity Fund Class R6 3 years	John Hancock ESG International Equity Fund - Classes A, I and R6 John Hancock ESG International Equity Fund Class R6 5 years	John Hancock ESG International Equity Fund - Classes A, I and R6 John Hancock ESG International Equity Fund Class R6 10 years	John Hancock ESG International Equity Fund - Classes C, R2 and R4 John Hancock ESG International Equity Fund Class C 1 year	John Hancock ESG International Equity Fund - Classes C, R2 and R4 John Hancock ESG International Equity Fund Class C 3 years	John Hancock ESG International Equity Fund - Classes C, R2 and R4 John Hancock ESG International Equity Fund Class C 5 years	John Hancock ESG International Equity Fund - Classes C, R2 and R4 John Hancock ESG International Equity Fund Class C 10 years	John Hancock ESG International Equity Fund - Classes C, R2 and R4 John Hancock ESG International Equity Fund Class R2 1 year	John Hancock ESG International Equity Fund - Classes C, R2 and R4 John Hancock ESG International Equity Fund Class R2 3 years	John Hancock ESG International Equity Fund - Classes C, R2 and R4 John Hancock ESG International Equity Fund Class R2 5 years	John Hancock ESG International Equity Fund - Classes C, R2 and R4 John Hancock ESG International Equity Fund Class R2 10 years	John Hancock ESG International Equity Fund - Classes C, R2 and R4 John Hancock ESG International Equity Fund Class R4 1 year	John Hancock ESG International Equity Fund - Classes C, R2 and R4 John Hancock ESG International Equity Fund Class R4 3 years	John Hancock ESG International Equity Fund - Classes C, R2 and R4 John Hancock ESG International Equity Fund Class R4 5 years	John Hancock ESG International Equity Fund - Classes C, R2 and R4 John Hancock ESG International Equity Fund Class R4 10 years	John Hancock ESG International Equity Fund - Class NAV John Hancock ESG International Equity Fund Class NAV 1 year	John Hancock ESG International Equity Fund - Class NAV John Hancock ESG International Equity Fund Class NAV 3 years	John Hancock ESG International Equity Fund - Class NAV John Hancock ESG International Equity Fund Class NAV 5 years	John Hancock ESG International Equity Fund - Class NAV John Hancock ESG International Equity Fund Class NAV 10 years	John Hancock ESG Large Cap Core Fund - Class NAV John Hancock ESG Large Cap Core Fund Class NAV 1 year	John Hancock ESG Large Cap Core Fund - Class NAV John Hancock ESG Large Cap Core Fund Class NAV 3 years	John Hancock ESG Large Cap Core Fund - Class NAV John Hancock ESG Large Cap Core Fund Class NAV 5 years	John Hancock ESG Large Cap Core Fund - Class NAV John Hancock ESG Large Cap Core Fund Class NAV 10 years	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Class A 1 year	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Class A 3 years	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Class A 5 years	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Class A 10 years	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Class C 1 year	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Class C 3 years	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Class C 5 years	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Class C 10 years	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Class I 1 year	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Class I 3 years	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Class I 5 years	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Class I 10 years	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Class R6 1 year	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Class R6 3 years	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Class R6 5 years	John Hancock ESG Large Cap Core Fund - Classes A, C, I and R6 John Hancock ESG Large Cap Core Fund Class R6 10 years	John Hancock ESG Large Cap Core Fund - Classes R2 and R4 John Hancock ESG Large Cap Core Fund Class R2 1 year	John Hancock ESG Large Cap Core Fund - Classes R2 and R4 John Hancock ESG Large Cap Core Fund Class R2 3 years	John Hancock ESG Large Cap Core Fund - Classes R2 and R4 John Hancock ESG Large Cap Core Fund Class R2 5 years	John Hancock ESG Large Cap Core Fund - Classes R2 and R4 John Hancock ESG Large Cap Core Fund Class R2 10 years	John Hancock ESG Large Cap Core Fund - Classes R2 and R4 John Hancock ESG Large Cap Core Fund Class R4 1 year	John Hancock ESG Large Cap Core Fund - Classes R2 and R4 John Hancock ESG Large Cap Core Fund Class R4 3 years	John Hancock ESG Large Cap Core Fund - Classes R2 and R4 John Hancock ESG Large Cap Core Fund Class R4 5 years	John Hancock ESG Large Cap Core Fund - Classes R2 and R4 John Hancock ESG Large Cap Core Fund Class R4 10 years
USD ($)	618	942	1,289	2,265	99	388	699	1,580	88	354	640	1,456	300	695	1,217	2,460	138	509	904	2,010	123	463	825	1,847	87	351	635	1,445	77	313	568	1,298	608	907	1,227	2,131	290	659	1,154	2,328	89	350	632	1,436	78	316	573	1,310	128	472	839	1,871	113	425	760	1,706